PROFIT/(LOSS) BEFORE INCOME TAX (Details) ¥ in Thousands, $ in Thousands		6 Months Ended			12 Months Ended
		Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 USD ($)		Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)		Dec. 31, 2020 CNY (¥)
Profitloss Before Income Tax
Finance income (Note 5)		$ (1,117)	¥ (8,101)	¥ (9,376)	$ (2,263)		¥ (15,607)		¥ (16,935)		¥ (15,468)
- Sales of cooper ores											6,854
- Sales of water treatment equipment					14		94
- Construction service		334	2,423	5,107	1,244		8,580		12,876		6,479
- Operation and maintenance services			256						162		3,177
- Opeartion and maintenance services		35			842		5,811		5,067		3,878
- Construction services related to service concession arrangement		372	2,697	3,664					389		18,827
Total		741	5,376	8,771	2,100		14,485		18,494		39,215
- Property, plant and equipment		14	106	141	44		304		510		565
- Right-of-use assets		98	713	707	205		1,413		1,366		1,663
Amortization of intangible assets		54	395	404	118	[1]	813	[1]	884	[1]	156	[1]
Expense relating to short-term leases		29	209	174	71		490		601		496
Impairment losses/(reversal) on financial assets:
- Trade receivables		53	388	1,936	(578)		(3,989)		3,840		4,544
- Contract assets		489	3,546	(41)	25		171		357		172
- Other receivables		942	6,829	1,077	397		2,745		239
- Amount due from related companies									(1,106)		(554)
- Financial assets at fair value through profit or loss | ¥									45,816		(31,334)
- Financial assets at fair value through profit or loss
- Derivative financial liabilities		12	86	(559)	(146)		(1,007)		(7,467)
Consultants share option expense (Note 27)					2,342		16,152
Expense relating to consultant service reward (Note 27)					2,342
Issuance expense related to placement									1,579
Other (income)/losses		(89)	(642)	(731)	(131)		(904)		183		(1,616)
Finance costs (Note 5)		$ 266	¥ 1,930	¥ 1,822	492		3,395		4,359		3,749
Employee benefit expenses* (Note 7)	[2]				1,535		10,587		11,496		11,412
Intangible assets					111		766		835		115
Administrative expenses					7		47		49		41
Employee benefit expenses					206		1,418		2,772		3,371
Selling and distribution expenses					16		111		159		238
Profit or loss					$ 1,313		¥ 9,058		¥ 8,565		¥ 7,803

[1]	The amortization of intangible assets allocated to cost of sales amounted to CNY115, CNY835 and CNY766 (US$111) and administrative expenses amounted to CNY41, CNY49 and CNY47 (US$7) on the face of the consolidated statements of profit or loss for the years ended December 31, 2020, 2021 and 2022.
[2]	The employee benefit expenses allocated to cost of sales amounted to CNY3,371, CNY2,772 and CNY1,418 (US$206), selling and distribution expenses amounted to CNY238, CNY159, CNY111 (US$16) and administrative expenses amounted to CNY7,803, CNY8,565 and CNY9,058 (US$1,313) on the face of the consolidated statements of profit or loss for the years ended December 31, 2020, 2021 and 2022.